Loss Per Share (Tables)	6 Months Ended
Mar. 31, 2026
Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share for each of the periods presented are calculated as follows:

	March 31, 2026	March 31, 2025
	US$	US$
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	(2,830,131)	(231,942)

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	1,470,812	827,060

Loss per share attributable to ordinary shareholders —basic and diluted	(1.92)	(0.28)

Schedule of Anti-dilutive Common Shares Outstanding

The following table summarizes potential common shares outstanding excluded from the calculation of diluted earnings (loss) per share for the six months ended March 31, 2026 and 2025, because their effect is anti-dilutive:

	March 31, 2026	March 31, 2025
	US$	US$
Share issuable under share options	301,485	91,328
Share issuable under warrants	884,589	122,668
Ending balance	1,186,074	213,996